Minimum Future Rentals (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Annual Rentals

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule of Future Minimum Annual Rentals

At December 31, 2012, future minimum annual rentals to be received under the noncancelable lease terms are as follows:

2013	$127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011

$1,219,017,287